March 8, 2006


U.S. Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

Re: John Hancock Investment Trust (the "Trust") on behalf of John Hancock Balanced Fund, John Hancock Sovereign Investors Fund, John Hancock Large Cap Equity Fund, John Hancock Small Cap Intrinsic Value Fund and John Hancock Large Cap Intrinsic Value Fund (the "Funds")
     File No.  811-0560 and 2-10156

     CERTIFICATE UNDER RULE 497(j)

Gentlemen:

Pursuant to 497(j) of Regulation C, under the Securities Act of 1933, in lieu of filing under paragraph (b) or (c) of Rule 497, I hereby certify that the form of Prospectuses and Statements of Additional Information dated March 1, 2006 for the above-captioned registrants with the exception noted below that would have been filed under paragraph (b) or (c) of Rule 497 does not differ from that contained in the most recent registration statement amendment and the text of most recent registration statement has been filed electronically.

The John Hancock Small Cap Intrinsic Value Fund Statement of Additional Information dated March 1, 2006 will be filed under separate cover pursuant to paragraph (c) of Rule 497 under the Securities Act of 1933 as amended.


Sincerely,


/s/Marilyn Lutzer
Marilyn Lutzer
Manager
Federal Compliance